Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 415,207,500.00
Previously Paid Amount	53,367.80
Total Fee Amount	57,340.16
Total Offset Amount	0.00
Net Fee	$ 3,972.36